SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Income taxes paid (refund)	$ 0	$ 0
Debt repayments of interest	$ 7,900,000	$ 7,300,000